Schedule of investments
Delaware Ivy Multi-Asset Income Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 2.30%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	358,877	$ 329,297
Fannie Mae S.F. 20 yr 4.00% 9/1/42	63,731	60,378
Fannie Mae S.F. 30 yr
3.00% 1/1/50	402,313	356,526
3.50% 8/1/49	310,397	287,155
3.50% 6/1/51	293,240	267,379
4.50% 1/1/50	135,205	134,033
5.00% 9/1/52	157,359	155,183
5.50% 8/1/52	141,595	142,041
5.50% 10/1/52	282,600	283,413

Freddie Mac S.F. 20 yr 3.00% 5/1/40	295,160	267,954
Freddie Mac S.F. 30 yr
2.50% 7/1/50	625,637	535,048
4.00% 8/1/52	171,328	161,603
5.00% 7/1/52	271,614	267,858
5.50% 9/1/52	30,874	31,422
5.50% 10/1/52	84,305	84,581
Total Agency Mortgage-Backed Securities (cost $3,689,842)		3,363,871

Convertible Bond — 0.54%
New Cotai 5.00% exercise price $0.00, maturity date 2/2/27	340,864	785,905
Total Convertible Bond (cost $329,260)		785,905

Corporate Bonds — 32.18%
Banking — 1.38%
Bank of America
2.676% 6/19/41 μ	105,000	71,012
5.015% 7/22/33 μ	165,000	157,137
6.204% 11/10/28 μ	70,000	72,399

Citigroup 5.61% 9/29/26 μ	115,000	115,613
Citizens Bank 6.064% 10/24/25 μ	250,000	252,998
Fifth Third Bancorp
4.337% 4/25/33 μ	30,000	27,495
6.361% 10/27/28 μ	20,000	20,613

Goldman Sachs Group 1.542% 9/10/27 μ	180,000	155,499
JPMorgan Chase & Co.
1.953% 2/4/32 μ	285,000	218,661
4.586% 4/26/33 μ	40,000	37,145
4.851% 7/25/28 μ	115,000	112,289

KeyBank 5.85% 11/15/27	280,000	289,511
KeyCorp 4.789% 6/1/33 *, μ	49,000	46,409
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Morgan Stanley 6.296% 10/18/28 μ	15,000	$ 15,511
State Street 2.203% 2/7/28 μ	75,000	67,480
SVB Financial Group 4.57% 4/29/33 *, μ	100,000	88,751
Toronto-Dominion Bank 4.108% 6/8/27 *	180,000	174,287
Wells Fargo & Co. 4.808% 7/25/28 μ	85,000	83,159
		2,005,969
Basic Industry — 1.22%
Celanese US Holdings 6.05% 3/15/25	105,000	104,680
Chemours 144A 5.75% 11/15/28 #	455,000	409,318
First Quantum Minerals 144A 6.875% 10/15/27 #	200,000	188,057
FMG Resources August 2006 144A 5.875% 4/15/30 #	400,000	373,189
Newmont 2.60% 7/15/32 *	15,000	11,982
Novelis 144A 4.75% 1/30/30 #	620,000	551,069
Sherwin-Williams 3.30% 5/15/50	200,000	137,597
		1,775,892
Brokerage — 0.62%
Compass Group Diversified Holdings 144A 5.25% 4/15/29 #	208,000	178,275
NFP
144A 6.875% 8/15/28 #	709,000	585,973
144A 7.50% 10/1/30 #	155,000	146,719
		910,967
Capital Goods — 3.00%
Ahern Rentals 144A 7.375% 5/15/23 #	475,000	475,000
ARD Finance 144A PIK 6.50% 6/30/27 #, >	320,000	223,076
Canpack 144A 3.875% 11/15/29 #	154,000	121,561
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	165,000	141,545
CP Atlas Buyer 144A 7.00% 12/1/28 #	395,000	293,882
Eaton 4.15% 3/15/33	120,000	111,934
GFL Environmental 144A 5.125% 12/15/26 #	78,000	74,719
NQ-IV930 [12/22] 2/23 (2747686)    1

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Lockheed Martin
3.90% 6/15/32	75,000	$ 70,902
4.15% 6/15/53	65,000	55,499

Madison IAQ 144A 4.125% 6/30/28 #	38,000	31,825
NESCO Holdings II 144A 5.50% 4/15/29 #	519,000	454,800
Parker-Hannifin 4.25% 9/15/27	210,000	204,099
Sealed Air 144A 5.00% 4/15/29 #	220,000	207,118
Standard Industries
144A 4.375% 7/15/30 #	40,000	32,680
144A 4.75% 1/15/28 #	38,000	34,251
TransDigm
4.625% 1/15/29	177,000	155,941
5.50% 11/15/27	551,000	518,535

United Rentals North America 144A 6.00% 12/15/29 #	215,000	214,070
Wesco Aircraft Holdings
144A 8.50% 11/15/24 #	748,000	370,260
144A 9.00% 11/15/26 #, *	820,000	555,550
144A 13.125% 11/15/27 #	128,000	32,320
		4,379,567
Communications — 5.94%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	806,000	615,768
Altice Financing 144A 5.75% 8/15/29 #	600,000	473,063
Altice France 144A 5.125% 7/15/29 #	254,000	190,888
AMC Networks 4.25% 2/15/29 *	340,000	212,353
AT&T 3.50% 9/15/53	385,000	261,583
CCO Holdings
144A 4.25% 2/1/31 #	43,000	34,589
144A 4.50% 8/15/30 #	696,000	576,573
144A 5.375% 6/1/29 #	890,000	806,807

Charter Communications Operating 3.85% 4/1/61	10,000	5,819
Consolidated Communications
144A 5.00% 10/1/28 #	122,000	90,130
144A 6.50% 10/1/28 #	620,000	483,328
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
CSC Holdings
144A 5.00% 11/15/31 #		254,000	$ 142,240
144A 5.375% 2/1/28 #		285,000	230,232
144A 5.75% 1/15/30 #		202,000	114,371

Cumulus Media New Holdings 144A 6.75% 7/1/26 #		420,000	353,464
Digicel International Finance
144A 8.00% 12/31/26 #		142,981	63,220
144A 8.75% 5/25/24 #		411,000	354,109

Directv Financing 144A 5.875% 8/15/27 #		338,000	303,037
Frontier Communications Holdings
144A 5.00% 5/1/28 #		186,000	162,566
144A 5.875% 10/15/27 #		359,000	334,146
5.875% 11/1/29		310,847	240,899
144A 6.00% 1/15/30 #		200,000	157,375
144A 6.75% 5/1/29 #		174,000	144,182

Gray Escrow II 144A 5.375% 11/15/31 #		35,000	25,285
Gray Television 144A 4.75% 10/15/30 #		165,000	119,625
Ligado Networks 144A PIK 15.50% 11/1/23 #, >>		1,027,404	335,036
Matterhorn Telecom 3.125% 9/15/26	EUR	69,000	67,118
Sirius XM Radio 144A 4.125% 7/1/30 #		815,000	674,384
Stagwell Global 144A 5.625% 8/15/29 #		444,000	366,946
Telesat Canada
144A 5.625% 12/6/26 #		678,000	312,743
144A 6.50% 10/15/27 #		118,000	34,318

T-Mobile USA 3.50% 4/15/31		64,000	55,406
Verizon Communications 3.875% 3/1/52		75,000	57,246
VTR Comunicaciones 144A 4.375% 4/15/29 #		346,000	203,156
Warnermedia Holdings 144A 5.141% 3/15/52 #		90,000	65,774
			8,667,779
Consumer Cyclical — 4.41%
Allison Transmission 144A 5.875% 6/1/29 #		440,000	413,985
Amazon.com
2.50% 6/3/50 *		105,000	66,652
3.60% 4/13/32 *		85,000	78,037

Arches Buyer 144A 6.125% 12/1/28 #		409,000	328,772

2    NQ-IV930 [12/22] 2/23 (2747686)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Asbury Automotive Group
4.50% 3/1/28	344,830	$ 304,024
144A 4.625% 11/15/29 #	8,000	6,750
4.75% 3/1/30	345,830	289,701
144A 5.00% 2/15/32 #	8,000	6,592
Boyd Gaming
4.75% 12/1/27 *	680,000	634,331
144A 4.75% 6/15/31 #, *	15,000	13,068
Carnival
144A 5.75% 3/1/27 #	266,000	190,395
144A 7.625% 3/1/26 #, *	976,000	775,300

Ford Motor 4.75% 1/15/43	210,000	151,210
Lithia Motors
144A 3.875% 6/1/29 #, *	199,000	163,887
144A 4.375% 1/15/31 #	149,000	121,492
144A 4.625% 12/15/27 #	15,000	13,555

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	526,000	466,199
Michaels
144A 5.25% 5/1/28 #	298,000	240,109
144A 7.875% 5/1/29 #	722,000	483,703

PetSmart 144A 7.75% 2/15/29 #	650,000	611,694
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	339,000	271,139
Staples
144A 7.50% 4/15/26 #	59,000	50,902
144A 10.75% 4/15/27 #	947,000	683,431

VICI Properties 4.95% 2/15/30 *	75,000	71,495
		6,436,423
Consumer Non-Cyclical — 2.37%
American Greetings 144A 8.75% 4/15/25 #	119,000	114,509
CVS Health 2.70% 8/21/40	170,000	118,083
Encompass Health 4.625% 4/1/31	151,000	130,029
Endo Luxembourg Finance I 144A 6.125% 4/1/29 #, ‡	38,000	28,898
Grifols Escrow Issuer 144A 4.75% 10/15/28 #, *	133,000	114,998
Hadrian Merger Sub 144A 8.50% 5/1/26 #	347,000	307,166
JBS USA LUX 144A 3.00% 2/2/29 #	120,000	99,578
Kronos Acquisition Holdings 144A 5.00% 12/31/26 #	270,000	233,888
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	669,000	500,072
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Medline Borrower
144A 2.403% 10/1/29 #	89,000	$ 70,849
144A 3.875% 4/1/29 #	504,000	407,103

ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	478,000	403,719
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	454,000	345,993
Pilgrim's Pride 144A 4.25% 4/15/31 #	406,000	345,912
US Renal Care 144A 10.625% 7/15/27 #	986,000	216,920
Zoetis 5.40% 11/14/25 *	25,000	25,527
		3,463,244
Electric — 1.89%
Berkshire Hathaway Energy 2.85% 5/15/51	60,000	39,558
Calpine
144A 5.00% 2/1/31 #, *	250,000	210,127
144A 5.125% 3/15/28 #, *	710,000	634,973

Eversource Energy 2.90% 3/1/27	70,000	64,552
Fells Point Funding Trust 144A 3.046% 1/31/27 #	100,000	91,152
Indianapolis Power & Light 144A 5.65% 12/1/32 #	60,000	61,727
Nevada Power 5.90% 5/1/53	95,000	101,862
NextEra Energy Capital Holdings 3.00% 1/15/52	40,000	26,296
PG&E 5.25% 7/1/30 *	285,000	259,788
Southern 5.70% 10/15/32	45,000	46,172
TerraForm Power Operating 144A 5.00% 1/31/28 #	106,000	95,581
Vistra 144A 7.00% 12/15/26 #, μ, ψ	855,000	779,228
Vistra Operations
144A 4.30% 7/15/29 #	109,000	98,297
144A 4.375% 5/1/29 #, *	163,000	140,772
144A 5.00% 7/31/27 #	117,000	108,844
		2,758,929
Energy — 5.31%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	174,000	155,370
144A 7.00% 11/1/26 #	214,000	207,916
Bellatrix Exploration
8.50% 9/11/23 =	177,000	0
12.50% 12/15/23 =	193,000	0
Callon Petroleum
144A 7.50% 6/15/30 #, *	145,000	132,863
144A 8.00% 8/1/28 #, *	465,000	443,879

NQ-IV930 [12/22] 2/23 (2747686)    3

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

CNX Midstream Partners 144A 4.75% 4/15/30 #	40,000	$ 32,879
CNX Resources 144A 6.00% 1/15/29 #	540,000	497,680
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	172,000	160,256
144A 6.00% 2/1/29 #	36,000	33,082

Energy Transfer 6.50% 11/15/26 μ, ψ	262,000	225,975
Ferrellgas 144A 5.375% 4/1/26 #	160,000	145,743
Genesis Energy
7.75% 2/1/28	300,000	276,618
8.00% 1/15/27	519,000	490,881
Hilcorp Energy I
144A 6.00% 2/1/31 #	225,000	194,919
144A 6.25% 4/15/32 #	520,000	449,481

Laredo Petroleum 10.125% 1/15/28	440,000	429,763
Mesquite Energy 7.25% 2/15/23 ‡	111,000	1,804
Moss Creek Resources Holdings 144A 7.50% 1/15/26 #	246,000	222,177
Murphy Oil 6.375% 7/15/28 *	885,000	853,122
NuStar Logistics
6.00% 6/1/26	441,000	425,401
6.375% 10/1/30	445,000	412,266
Occidental Petroleum
6.45% 9/15/36	200,000	204,451
6.625% 9/1/30	245,000	253,731

Southwestern Energy 5.375% 3/15/30	870,000	795,131
USA Compression Partners
6.875% 4/1/26	50,000	48,045
6.875% 9/1/27	285,000	266,932

Valero Energy 3.65% 12/1/51	180,000	127,903
Weatherford International 144A 8.625% 4/30/30 #	275,000	264,576
		7,752,844
Finance Companies — 0.31%
Air Lease
2.875% 1/15/32 *	35,000	27,894
4.65% 6/15/26 *, μ, ψ	183,000	153,394

Aviation Capital Group 144A 3.50% 11/1/27 #	105,000	91,876
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)

Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	210,000	$ 180,908
		454,072
Financial Services — 0.31%
Highlands Holdings Bond Issuer 144A PIK 7.625% 10/15/25 #, >	475,095	444,515
		444,515
Industrials — 0.38%
Adtalem Global Education 144A 5.50% 3/1/28 #	548,000	497,979
Booz Allen Hamilton 144A 3.875% 9/1/28 #	67,000	59,478
		557,457
Insurance — 1.26%
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, >>	1,047,743	1,000,595
Berkshire Hathaway Finance 3.85% 3/15/52	205,000	164,485
HUB International 144A 5.625% 12/1/29 #	530,000	463,582
Jones Deslauriers Insurance Management 144A 10.50% 12/15/30 #	215,000	212,023
		1,840,685
Natural Gas — 0.16%
Atmos Energy
2.85% 2/15/52	45,000	29,327
5.75% 10/15/52	80,000	84,010

Southern Co. Gas Capital 5.15% 9/15/32 *	115,000	113,220
		226,557
Real Estate Investment Trusts — 0.07%
American Homes 4 Rent 3.625% 4/15/32	45,000	37,973
HAT Holdings I 144A 3.375% 6/15/26 #	73,000	63,524
		101,497
Technology — 3.21%
Autodesk 2.40% 12/15/31 *	35,000	28,050
CDW
3.276% 12/1/28	45,000	38,612
3.569% 12/1/31	470,000	388,178
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	85,000	79,858
144A 6.50% 10/15/28 #	203,000	186,977

4    NQ-IV930 [12/22] 2/23 (2747686)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Entegris Escrow
144A 4.75% 4/15/29 #	239,000	$ 218,435
144A 5.95% 6/15/30 #	525,000	484,838

Iron Mountain 144A 5.25% 7/15/30 #	1,150,000	1,042,932
NCR
144A 5.00% 10/1/28 #	318,000	271,624
144A 5.125% 4/15/29 #	475,000	398,101
144A 5.25% 10/1/30 #	106,000	87,623
144A 6.125% 9/1/29 #	144,000	134,879
Oracle
5.80% 11/10/25 *	15,000	15,352
6.15% 11/9/29	35,000	36,412
Sabre GLBL
144A 7.375% 9/1/25 #	42,000	40,433
144A 9.25% 4/15/25 #	103,000	102,781

Sensata Technologies 144A 4.00% 4/15/29 #	360,000	310,986
SS&C Technologies 144A 5.50% 9/30/27 #	875,000	821,123
		4,687,194
Transportation — 0.34%
American Airlines 144A 5.75% 4/20/29 #	213,142	195,187
Burlington Northern Santa Fe 2.875% 6/15/52	55,000	36,932
Grupo Aeromexico 144A 8.50% 3/17/27 #	300,000	265,347
		497,466
Total Corporate Bonds (cost $54,775,622)		46,961,057

Municipal Bonds — 0.01%
Commonwealth of Puerto Rico (Restructured)
Series A-1 3.045% 7/1/24^	4,490	4,163
Series A-1 4.00% 7/1/35	9,800	8,271
Total Municipal Bonds (cost $14,190)		12,434

Non-Agency Commercial Mortgage-Backed Securities — 0.53%
BANK
Series 2020-BN26 A4 2.403% 3/15/63	220,000	183,819
Series 2021-BN32 A5 2.643% 4/15/54	250,000	208,565
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	225,000	187,098
	Principalamount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2022-B33 A5 3.458% 3/15/55	225,000	$ 199,069
Total Non-Agency Commercial Mortgage-Backed Securities (cost $804,667)		778,551

Loan Agreements — 3.77%
Amynta Agency Borrower Tranche B 1st Lien 8.884% (LIBOR01M + 4.50%) 2/28/25 •	987,545	938,168
Applied Systems 2nd Lien 11.33% (SOFR3M + 6.75%) 9/17/27 •	454,649	453,513
Ascent Resources Utica Holdings 2nd Lien 12.941% (LIBOR03M + 9.00%) 11/1/25 •	133,000	140,869
CNT Holdings I 2nd Lien 10.489% (SOFR03M + 6.75%) 11/6/28 •	243,000	230,445
CP Atlas Buyer Tranche B 7.884% (LIBOR01M + 3.50%) 11/23/27 •	555,298	488,315
Endo Luxembourg Finance I 13.50% (LIBOR03M + 6.00%) 3/27/28 •	246,875	201,203
Foresight Energy Operating Tranche A 12.73% (LIBOR03M + 8.00%) 6/30/27 •	212,307	210,183
Form Technologies Tranche B 9.199% (SOFR03M + 4.50%) 7/22/25 •	1,321,828	1,152,194
Jones DesLauriers Insurance Management 1st Lien
8.813% (CDOR03M + 4.25%) 3/27/28 •	550,385	378,034
8.813% (CDOR03M + 4.25%) 3/27/28 •	125,360	86,104
MLN US HoldCo 1st Lien
11.154% (SOFR03M + 6.70%) 10/18/27 •	871,480	705,899
13.704% (SOFR03M + 9.25%)Tranche B 10/18/27 •	376,000	291,400

Swf Holdings I 8.753% (LIBOR03M + 4.00%) 10/6/28 •	167,733	137,876
United PF Holdings 1st Lien 13.23% (LIBOR03M + 8.50%) 12/30/26 •	95,743	86,169

NQ-IV930 [12/22] 2/23 (2747686)    5

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)

Total Loan Agreements (cost $6,072,329)		5,500,372

US Treasury Obligations — 3.74%
US Treasury Bond 4.00% 11/15/52	225,000	$ 225,387
US Treasury Notes
0.125% 4/30/23	2,175,900	2,146,015
3.875% 11/30/29	675,000	670,623
4.125% 10/31/27	860,000	863,225
4.125% 11/15/32	910,000	928,840
4.25% 10/15/25	605,000	604,622
4.50% 11/15/25	15,000	15,093
Total US Treasury Obligations (cost $5,524,026)		5,453,805
	Number of shares
Common Stocks — 49.19%
Basic Industry — 1.23%
Air Liquide	9,180	1,301,059
Foresight Energy =	31,163	478,978
Westmoreland Coal =, †	7,276	12,661
		1,792,698
Capital Goods — 0.53%
Otis Worldwide	4,800	375,888
Parker-Hannifin	1,350	392,850
		768,738
Communications — 0.52%
Orange	76,228	757,313
		757,313
Consumer Cyclical — 3.40%
adidas AG	7,070	964,628
H & M Hennes & Mauritz Class B *	61,720	663,876
Knorr-Bremse	11,270	615,745
Securitas Class B	128,340	1,069,536
Sodexo *	10,920	1,045,960
Studio City International Holdings ADR †	35,484	211,485
Studio City International Holdings ADR †	60,131	358,381
True Religion Apparel =, †	2	33,570
		4,963,181
Consumer Non-Cyclical — 15.82%
Asahi Group Holdings	11,400	357,792
Clorox	9,440	1,324,715
Conagra Brands	11,710	453,177
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Non-Cyclical (continued)
Danone	19,380	$ 1,021,292
Diageo	32,770	1,446,031
Essity Class B	39,740	1,040,834
Fresenius Medical Care AG & Co.	17,670	578,227
Henry Schein †	18,040	1,440,855
Ingredion	11,210	1,097,795
Kao *	21,300	852,876
Kimberly-Clark	9,480	1,286,910
Koninklijke Ahold Delhaize	60,240	1,730,748
Lamb Weston Holdings	10,930	976,705
Merck & Co.	12,690	1,407,955
Nestle	14,640	1,696,350
Novo Nordisk Class B	7,120	961,387
Pfizer	16,512	846,075
Roche Holding	2,670	838,842
Smith & Nephew	95,280	1,278,019
Swatch Group	3,420	972,757
Unilever	29,220	1,477,313
		23,086,655
Consumer Staples — 0.57%
Archer-Daniels-Midland	3,980	369,543
Bunge	4,579	456,847
		826,390
Energy — 4.09%
Chesapeake Energy *	3,720	351,056
Chord Energy	1,153	157,742
Enbridge	12,772	499,183
EOG Resources	5,524	715,468
EQT	3,295	111,470
KCA Deutag International =, †	7,610	489,577
Kimbell Royalty Partners	35,283	589,226
Occidental Petroleum	5,627	354,445
Parex Resources	23,707	352,804
Schlumberger	9,724	519,845
Shell	23,447	659,334
TC Energy *	12,051	480,438
Valero Energy	5,426	688,342
		5,968,930
Financial Services — 0.21%
New Cotai =, †	318,315	293,567
Riverbed Holdings	31,305	7,826
		301,393
Home builders — 0.03%
Lifestyle Communities	3,310	42,976
		42,976

6    NQ-IV930 [12/22] 2/23 (2747686)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials — 4.21%
Aena SME 144A #, †	3,706	$ 465,339
ALEATICA †	582,694	1,028,345
Atlas Arteria	87,494	393,760
CCR	232,455	476,379
East Japan Railway	8,900	509,967
Enav 144A #	119,129	504,986
Intertek Group	14,689	716,369
Laureate Education	5,687	54,709
Makita	23,200	544,468
Sacyr	177,769	494,761
Transurban Group	53,096	469,232
Vinci	4,798	479,139
		6,137,454
Materials — 3.73%
Alcoa	9,119	414,641
Anglo American	20,400	798,204
CF Industries Holdings	3,195	272,214
Corteva	7,192	422,746
ERO Copper †	23,077	317,692
Freeport-McMoRan	11,400	433,200
Hudbay Minerals	50,407	255,564
Kinross Gold *	70,405	287,956
Newmont	11,741	554,175
Nutrien	8,201	598,919
Pan American Silver	9,325	152,203
Sylvamo	2,451	119,094
Vale ADR	27,340	463,960
Vale ADR	0	0
Wheaton Precious Metals *	9,109	355,980
		5,446,548
Real Estate — 0.85%
Covivio	1,160	68,853
Mitsubishi Estate	22,000	286,818
Mitsui Fudosan	2,800	51,567
Sumitomo Realty & Development	8,700	206,894
Weyerhaeuser	20,435	633,485
		1,247,617
REIT Diversified — 0.99%
Aroundtown *	24,340	56,878
Capitaland Investment	39,700	109,668
Charter Hall Group	9,250	75,448
CK Asset Holdings	20,000	123,119
Derwent London	1,670	47,809
DigitalBridge Group	3,600	39,384
Fastighets Balder Class B †	8,630	40,128
Inmobiliaria Colonial Socimi	10,670	68,644
Land Securities Group	11,020	82,787
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Diversified (continued)
Mapletree Commercial Trust	101,200	$ 126,179
Mapletree Logistics Trust	24,100	28,609
Nomura Real Estate Master Fund	160	198,720
Shaftesbury	6,970	31,009
Sun Hung Kai Properties	18,000	246,289
United Urban Investment	145	166,390
		1,441,061
REIT Healthcare — 0.84%
Aedifica	480	38,947
Alexandria Real Estate Equities	2,880	419,530
HealthCo REIT	38,920	45,843
Healthpeak Properties	9,360	234,655
Welltower	7,400	485,070
		1,224,045
REIT Industrial — 1.27%
Americold Realty Trust	5,290	149,760
First Industrial Realty Trust	2,590	124,993
Goodman Group	9,710	114,768
Industrial & Infrastructure Fund Investment	90	104,099
Mitsubishi Estate Logistics REIT Investment	35	112,542
Prologis	6,487	731,223
Rexford Industrial Realty	3,110	169,931
Segro	12,270	113,271
Summit Industrial Income REIT	7,160	119,986
Warehouses De Pauw CVA	3,890	111,180
		1,851,753
REIT Lodging — 0.18%
Apple Hospitality REIT	5,630	88,841
RLJ Lodging Trust	1,130	11,967
Ryman Hospitality Properties	1,420	116,128
Xenia Hotels & Resorts	3,160	41,649
		258,585
REIT Mall — 0.08%
Simon Property Group	1,060	124,529
		124,529
REIT Manufactured Housing — 0.30%
Equity LifeStyle Properties	2,670	172,482
Sun Communities	1,850	264,550
		437,032

NQ-IV930 [12/22] 2/23 (2747686)    7

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Multifamily — 1.04%
American Homes 4 Rent Class A	7,010	$ 211,281
Equity Residential	5,290	312,110
Essex Property Trust	1,200	254,304
Gecina	870	88,612
LEG Immobilien	1,030	67,102
Mid-America Apartment Communities	380	59,656
UDR	7,230	280,018
UNITE Group	8,170	89,882
Vonovia	6,640	156,514
		1,519,479
REIT Office — 0.30%
Boston Properties	2,140	144,621
Castellum *	3,370	40,773
Fabege *	4,950	42,077
Japan Real Estate Investment	23	101,120
Tokyu REIT	55	86,959
Wihlborgs Fastigheter	3,800	28,587
		444,137
REIT Retail — 0.26%
CapitaLand Integrated Commercial Trust	65,600	99,914
Link REIT	22,823	167,544
SmartCentres Real Estate Investment Trust	3,050	60,324
Unibail-Rodamco-Westfield †	890	46,330
		374,112
REIT Self-Storage — 0.65%
Big Yellow Group	6,550	90,826
Extra Space Storage	2,210	325,268
National Storage REIT	42,060	66,437
Public Storage	1,680	470,719
		953,250
REIT Shopping Center — 0.36%
Federal Realty Investment Trust	1,070	108,113
Kenedix Retail REIT	30	58,153
Kimco Realty	11,120	235,521
Kite Realty Group Trust	6,220	130,931
		532,718
REIT Single Tenant — 0.76%
Agree Realty	4,090	290,104
NETSTREIT *	5,960	109,247
Realty Income	7,980	506,171
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Single Tenant (continued)
Spirit Realty Capital	5,050	$ 201,646
		1,107,168
REIT Specialty — 0.05%
Invitation Homes	2,580	76,471
		76,471
Technology — 3.39%
Amadeus IT Group †	25,770	1,339,276
American Tower	580	122,879
Cellnex Telecom 144A #	16,214	536,656
Digital Core REIT Management Pte	41,500	22,825
Digital Realty Trust	4,210	422,137
Equinix	540	353,716
NEXTDC †	5,980	37,050
SAP	12,280	1,267,059
SBA Communications	240	67,274
Visa Class A *	3,760	781,178
		4,950,050
Utilities — 3.53%
APA Group	33,369	244,459
Enel	92,386	497,440
Hydro One 144A #	18,034	483,082
National Grid	40,901	493,187
Orsted 144A #	5,746	522,176
PPL	16,464	481,078
Severn Trent	15,344	491,764
Snam	102,442	496,426
SSE	24,051	497,789
Terna - Rete Elettrica Nazionale	62,886	464,483
United Utilities Group	39,500	473,428
		5,145,312
Total Common Stocks (cost $77,070,075)		71,779,595

Preferred Stock — 0.01%
True Religion Apparel 0.000% =, ω	2	10,280
Total Preferred Stock (cost $33,831)		10,280

Exchange-Traded Funds — 5.75%
SPDR S&P Global Natural Resources ETF*	13,291	757,853
Vanguard Global ex-U.S. Real Estate ETF	330	13,642
Vanguard High Dividend Yield ETF	41,242	4,462,797

8    NQ-IV930 [12/22] 2/23 (2747686)

(Unaudited)
	Number of shares	Value (US $)

Exchange-Traded Funds (continued)
Vanguard International High Dividend Yield ETF	50,022	$ 2,979,810
Vanguard Real Estate ETF	190	15,671
Vanguard S&P 500 ETF	470	165,130
Total Exchange-Traded Funds (cost $8,601,976)		8,394,903

Master Limited Partnerships — 0.39%
Black Stone Minerals	33,507	565,263
Total Master Limited Partnerships (cost $347,984)		565,263

Warrant — 0.01%
California Resources 36.00% †	1,167	14,704
Total Warrant (cost $101,593)		14,704

Total Value of Securities Before Securities Lending Collateral—98.42% (cost $157,365,395)		143,620,740

Securities Lending Collateral — 3.00%
Money Market Mutual Fund — 3.00%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	4,372,099	4,372,099
Total Securities Lending Collateral (cost $4,372,099)		4,372,099

Total Value of Securities—101.42% (cost $161,737,494)		147,992,839■
Obligation to Return Securities Lending Collateral — (3.00%)		(4,372,099)
Receivables and Other Assets Net of Liabilities — 1.58%		2,305,908
Net Assets Applicable to 15,960,852 Shares Outstanding—100.00%		$145,926,648
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $36,822,555, which represents 25.23% of the Fund's net assets.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
■	Includes $9,984,685 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $6,013,539.

NQ-IV930 [12/22] 2/23 (2747686)    9

Schedule of investments
Delaware Ivy Multi-Asset Income Fund   (Unaudited)
 The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	17,301	USD	(12,762)	1/3/23	$16	$—
BNYM	CAD	(47,128)	USD	34,763	1/3/23	—	(45)
TD	CAD	(695,000)	USD	522,446	1/20/23	9,099	—
Total Foreign Currency Exchange Contracts						$9,115	$(45)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
4	US Treasury 2 yr Notes	$820,312	$819,572	3/31/23	$741	$(625)
(5)	US Treasury 10 yr Notes	(561,484)	(568,832)	3/22/23	7,347	703
(4)	US Treasury 10 yr Ultra Notes	(473,125)	(478,865)	3/22/23	5,740	250
2	US Treasury Long Bonds	250,688	250,646	3/22/23	42	(312)
Total Futures Contracts			$22,521		$13,870	$16
The use of foreign exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
CDOR03M – 3 Month Canadian Dollar Offered Rate
CVA – Certified Dutch Certificate
ETF – Exchange-Traded Fund
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR03M – Secured Overnight Financing Rate 3 Month
SPDR – Standard & Poor's Depositary Receipt
TD – TD Bank
10    NQ-IV930 [12/22] 2/23 (2747686)

(Unaudited)
Summary of abbreviations: (continued)
yr – Year
Summary of currencies:
CAD – Canadian Dollar
EUR – European Monetary Unit
USD – US Dollar
NQ-IV930 [12/22] 2/23 (2747686)    11